UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 03897)

Exact name of registrant as specified in charter:	Putnam U.S. Government Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2009

Date of reporting period: December 31, 2008

Item 1. Schedule of Investments:

Putnam U.S. Government Income Trust
The fund's portfolio
12/31/08 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (149.3%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (104.8%)
Government National Mortgage Association Adjustable
Rate Mortgages 4 5/8s, July 20, 2026	$25,022	$24,773
Government National Mortgage Association Graduated
Payment Mortgages
13 3/4s, November 20, 2014	293	343
13 1/4s, December 20, 2014	14,023	16,765
12 3/4s, with due dates from December 15, 2013 to
July 20, 2014	26,949	31,427
12 1/4s, with due dates from February 15, 2014 to
March 15, 2014	38,844	44,676
11 1/4s, with due dates from September 15, 2015 to
January 15, 2016	62,972	72,684
10s, with due dates of November 15, 2009	1,831	1,877
9 1/4s, with due dates from April 15, 2016 to
May 15, 2016	22,601	24,997
Government National Mortgage Association Pass-Through
Certificates
8 1/2s, December 15, 2019	10,143	11,096
8s, with due dates from May 15, 2009 to
November 15, 2009	150,959	152,272
7 1/2s, October 20, 2030	202,246	212,263
7s, with due dates from January 15, 2009 to
August 15, 2012	408,288	413,744
6 1/2s, with due dates from August 20, 2023 to
November 20, 2037	250,750,980	261,582,492
6 1/2s, TBA, January 1, 2039	74,000,000	77,017,809
6s, with due dates from November 15, 2023 to
October 15, 2033	992,865	1,028,640
5 1/2s, with due dates from March 15, 2033 to
October 15, 2035	9,157,481	9,480,798
5 1/2s, TBA, January 1, 2039	402,000,000	414,248,458
5s, TBA, January 1, 2039	402,000,000	412,552,500
		1,176,917,614

U.S. Government Agency Mortgage Obligations (44.5%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
6s, with due dates from June 1, 2021 to October 1, 2021	730,328	760,368
5 1/2s, with due dates from June 1, 2014 to May 1, 2020	642,602	664,727
5s, with due dates from May 1, 2034 to June 1, 2037	554,270	566,325
Federal National Mortgage Association Pass-Through
Certificates
7 1/2s, with due dates from January 1, 2030 to
May 1, 2030	38,418	40,409
7s, with due dates from September 1, 2028 to
December 1, 2035	1,861,212	1,956,163
7s, with due dates from November 1, 2012 to
January 1, 2015	101,535	105,163
6 1/2s, with due dates from September 1, 2032 to
September 1, 2037	167,606	174,677
6 1/2s, with due dates from February 1, 2014 to
February 1, 2017	408,212	425,098
6 1/2s, TBA, February 1, 2039	1,000,000	1,035,625
6 1/2s, TBA, January 1, 2039	6,000,000	6,235,313
6s, with due dates from March 1, 2037 to
September 1, 2037	565,663	583,451
6s, with due dates from July 1, 2016 to January 1, 2022	2,659,345	2,767,317
6s, TBA, January 1, 2039	1,000,000	1,030,234
5 1/2s, with due dates of December 1, 2037	74,299	76,304
5 1/2s, with due dates from June 1, 2009 to
April 1, 2021	1,771,875	1,830,752
5 1/2s, TBA, January 1, 2039	105,000,000	107,723,438
5s, May 1, 2021	43,507	44,806
5s, TBA, February 1, 2039	1,000,000	1,018,633
5s, TBA, January 1, 2039	236,000,000	241,162,500
4 1/2s, with due dates from June 1, 2034 to
October 1, 2035	1,887,494	1,917,717
4 1/2s, TBA, February 1, 2039	9,000,000	9,090,000
4 1/2s, TBA, January 1, 2039	119,000,000	120,747,813
		499,956,833

Total U.S. government and agency mortgage obligations (cost $1,656,392,022)		$1,676,874,447

U.S. GOVERNMENT AGENCY OBLIGATIONS (2.3%)(a)
	Principal amount	Value

Fannie Mae 4 1/4s, August 15, 2010	$5,850,000	$6,126,817
Freddie Mac
6 7/8s, September 15, 2010	4,112,000	4,493,571
6 5/8s, September 15, 2009	14,600,000	15,211,219

Total U.S. government agency obligations (cost $24,998,392)		$25,831,607

U.S. TREASURY OBLIGATIONS (5.1%)(a)
	Principal amount	Value

U.S. Treasury Notes
4 1/4s, August 15, 2014	$790,000	$908,377
4 1/4s, September 30, 2012	34,538,000	38,581,374
4s, February 15, 2014	15,220,000	17,258,052

Total U.S. treasury obligations (cost $50,274,110)		$56,747,803

COLLATERALIZED MORTGAGE OBLIGATIONS (39.1%)(a)
	Principal amount	Value

Banc of America Commercial Mortgage, Inc.
Ser. 07-2, Class A2, 5.634s, 2049	$501,000	$386,475
Ser. 05-6, Class A2, 5.165s, 2047	1,093,000	926,050
FRB Ser. 05-1, Class A5, 5.084s, 2042	710,000	574,227
Ser. 04-4, Class A6, 4.877s, 2042	60,000	45,903
Citigroup Mortgage Loan Trust, Inc. IFB Ser. 07-6,
Class 2A5, Interest only (IO), 6.179s, 2037	3,940,354	265,974
Commercial Mortgage Pass-Through Certificates FRB Ser.
04-LB3A, Class A5, 5.281s, 2037	40,000	33,900
Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO, 4.549s, 2035	38,351,173	2,419,959
IFB Ser. 05-R2, Class 1AS, IO, 4.202s, 2035	29,616,746	1,741,465
Credit Suisse Mortgage Capital Certificates FRB Ser.
07-C4, Class A2, 5.81s, 2039	441,000	316,769
CS First Boston Mortgage Securities Corp.
FRB Ser. 04-C3, Class A5, 5.113s, 2036	259,000	220,798
FRB Ser. 05-C5, Class A4, 5.1s, 2038	99,000	79,538
Ser. 04-C3, Class A3, 4.302s, 2036	405,500	398,472
Fannie Mae
IFB Ser. 06-70, Class SM, 50.819s, 2036	320,746	436,241
IFB Ser. 07-75, Class JS, 48.59s, 2037	674,155	884,329
IFB Ser. 07-80, Class AS, 45.59s, 2037	339,206	446,230
IFB Ser. 07-75, Class CS, 42.201s, 2037	1,029,788	1,391,433
IFB Ser. 06-62, Class PS, 37.073s, 2036	1,925,375	2,518,653
IFB Ser. 07-60, Class SB, 36.773s, 2037	454,434	573,460
IFB Ser. 06-76, Class QB, 36.773s, 2036	2,260,959	2,948,935
IFB Ser. 06-48, Class TQ, 36.773s, 2036	263,587	337,652
IFB Ser. 06-63, Class SP, 36.473s, 2036	2,478,686	3,170,116
IFB Ser. 07-W7, Class 1A4, 36.353s, 2037	1,189,482	1,367,905
IFB Ser. 07-81, Class SC, 34.973s, 2037	865,674	1,066,425
IFB Ser. 07-1, Class NK, 33.158s, 2037	2,485,035	3,150,152
IFB Ser. 06-104, Class GS, 32.167s, 2036	836,197	1,021,817
IFB Ser. 06-104, Class ES, 31.094s, 2036	178,918	223,948
IFB Ser. 07-96, Class AS, 27.794s, 2037	157,093	176,845
IFB Ser. 07-30, Class FS, 27.645s, 2037	2,362,489	2,851,358
IFB Ser. 06-104, Class CS, 27.579s, 2036	432,572	521,918
IFB Ser. 06-49, Class SE, 27.115s, 2036	745,620	904,823
IFB Ser. 06-60, Class AK, 26.915s, 2036	655,685	788,525
IFB Ser. 06-60, Class TK, 26.715s, 2036	647,372	771,043
IFB Ser. 05-25, Class PS, 26.087s, 2035	124,529	144,487
IFB Ser. 06-115, Class ES, 24.675s, 2036	829,585	983,240
IFB Ser. 06-8, Class PK, 24.515s, 2036	259,613	301,458
IFB Ser. 05-115, Class NQ, 23.17s, 2036	660,047	731,015
IFB Ser. 05-74, Class CP, 23.022s, 2035	2,388,193	2,553,312
IFB Ser. 06-27, Class SP, 22.839s, 2036	1,799,476	2,082,615
IFB Ser. 06-8, Class HP, 22.839s, 2036	1,957,985	2,232,274
IFB Ser. 06-8, Class WK, 22.839s, 2036	3,406,302	3,854,810
IFB Ser. 05-106, Class US, 22.839s, 2035	2,864,080	3,308,308
IFB Ser. 05-99, Class SA, 22.839s, 2035	1,392,028	1,588,591
IFB Ser. 05-74, Class DM, 22.655s, 2035	2,788,577	3,156,513
IFB Ser. 06-60, Class CS, 22.362s, 2036	1,180,695	1,304,785
IFB Ser. 05-74, Class CS, 18.724s, 2035	2,717,985	2,993,991
IFB Ser. 05-106, Class JC, 18.663s, 2035	1,617,873	1,755,667
IFB Ser. 05-95, Class CP, 18.456s, 2035	229,411	229,085
IFB Ser. 05-114, Class SP, 18.284s, 2036	830,818	870,216
IFB Ser. 05-83, Class QP, 16.169s, 2034	978,271	1,019,892
IFB Ser. 05-57, Class MN, 15.816s, 2035	1,742,083	1,814,674
IFB Ser. 05-72, Class SB, 15.697s, 2035	879,658	926,737
FRB Ser. 03-W6, Class PT1, 10.207s, 2042	705,336	770,579
Ser. 02-T12, Class A4, 9 1/2s, 2042	39,389	42,738
Ser. 04-T3, Class PT1, 8.949s, 2044	198,340	213,340
Ser. 383, Class 90, IO, 8s, 2037	73,440	8,245
Ser. 383, Class 91, IO, 8s, 2037	74,001	8,853
Ser. 02-26, Class A2, 7 1/2s, 2048	316,382	328,346
Ser. 05-W3, Class 1A, 7 1/2s, 2045	6,131	6,408
Ser. 05-W1, Class 1A4, 7 1/2s, 2044	4,042	4,225
Ser. 04-W12, Class 1A4, 7 1/2s, 2044	1,125	1,176
Ser. 04-W14, Class 2A, 7 1/2s, 2044	438	458
Ser. 04-W11, Class 1A4, 7 1/2s, 2044	3,209	3,354
Ser. 04-W2, Class 5A, 7 1/2s, 2044	36,551	38,207
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	2,329,800	2,435,370
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	662,017	696,980
Ser. 03-W1, Class 2A, 7 1/2s, 2042	775,649	816,614
Ser. 03-W4, Class 4A, 7 1/2s, 2042	3,019	3,178
Ser. 03-W3, Class 1A3, 7 1/2s, 2042	7,634	8,037
Ser. 02-T16, Class A3, 7 1/2s, 2042	6,898	7,262
Ser. 02-T19, Class A3, 7 1/2s, 2042	429,033	451,692
Ser. 03-W2, Class 1A3, 7 1/2s, 2042	2,249	2,368
Ser. 02-W6, Class 2A, 7 1/2s, 2042	50,324	52,981
Ser. 02-W4, Class A5, 7 1/2s, 2042	5,657	5,956
Ser. 02-W1, Class 2A, 7 1/2s, 2042	4,654	4,900
Ser. 02-14, Class A2, 7 1/2s, 2042	467,244	491,921
Ser. 01-T10, Class A2, 7 1/2s, 2041	2,988,438	3,146,267
Ser. 02-T4, Class A3, 7 1/2s, 2041	540,330	568,867

Ser. 02-T6, Class A2, 7 1/2s, 2041	10,893	11,468
Ser. 01-T12, Class A2, 7 1/2s, 2041	1,204,703	1,268,327
Ser. 01-T8, Class A1, 7 1/2s, 2041	5,449	5,736
Ser. 01-T7, Class A1, 7 1/2s, 2041	15,627	16,218
Ser. 01-T3, Class A1, 7 1/2s, 2040	1,009,040	1,062,330
Ser. 01-T1, Class A1, 7 1/2s, 2040	5,255,346	5,532,897
Ser. 99-T2, Class A1, 7 1/2s, 2039	1,953,386	2,047,393
Ser. 386, Class 26, IO, 7 1/2s, 2038	148,901	14,947
Ser. 386, Class 27, IO, 7 1/2s, 2037	87,876	8,954
Ser. 386, Class 28, IO, 7 1/2s, 2037	85,273	8,459
Ser. 383, Class 88, IO, 7 1/2s, 2037	159,926	16,879
Ser. 383, Class 89, IO, 7 1/2s, 2037	124,891	16,381
Ser. 383, Class 87, IO, 7 1/2s, 2037	198,575	19,857
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	1,970,452	2,044,961
Ser. 02-T1, Class A3, 7 1/2s, 2031	3,448,244	3,630,356
Ser. 00-T6, Class A1, 7 1/2s, 2030	1,015,027	1,053,408
Ser. 01-T5, Class A3, 7 1/2s, 2030	174,089	180,672
Ser. 02-W7, Class A5, 7 1/2s, 2029	839	883
Ser. 01-T4, Class A1, 7 1/2s, 2028	2,726,967	2,870,987
IFB Ser. 07-W6, Class 6A2, IO, 7.329s, 2037	1,248,676	109,259
IFB Ser. 06-90, Class SE, IO, 7.329s, 2036	1,281,924	123,460
IFB Ser. 03-66, Class SA, IO, 7.179s, 2033	2,365,663	193,471
Ser. 02-26, Class A1, 7s, 2048	2,410,448	2,536,244
Ser. 04-W12, Class 1A3, 7s, 2044	1,419,425	1,482,856
Ser. 04-T3, Class 1A3, 7s, 2044	1,346,899	1,407,090
Ser. 04-T2, Class 1A3, 7s, 2043	899,179	925,874
Ser. 03-W8, Class 2A, 7s, 2042	9,151,744	9,629,356
Ser. 03-W3, Class 1A2, 7s, 2042	851,906	883,587
Ser. 02-T19, Class A2, 7s, 2042	3,981,333	4,189,110
Ser. 01-T10, Class A1, 7s, 2041	1,690,918	1,779,164
Ser. 02-T4, Class A2, 7s, 2041	3,901,354	4,017,178
Ser. 01-W3, Class A, 7s, 2041	79,055	83,180
Ser. 386, Class 24, IO, 7s, 2038	128,185	12,296
Ser. 386, Class 25, IO, 7s, 2038	136,515	12,949
Ser. 386, Class 22, IO, 7s, 2038	176,326	24,239
Ser. 386, Class 21, IO, 7s, 2037	199,716	18,730
Ser. 386, Class 23, IO, 7s, 2037	195,867	18,840
Ser. 383, Class 84, IO, 7s, 2037	182,885	26,319
Ser. 383, Class 85, IO, 7s, 2037	116,947	16,947
Ser. 383, Class 86, IO, 7s, 2037	91,861	11,907
Ser. 383, Class 79, IO, 7s, 2037	183,800	25,885
Ser. 383, Class 80, IO, 7s, 2037	407,066	34,601
Ser. 383, Class 81, IO, 7s, 2037	222,784	30,677
Ser. 383, Class 82, IO, 7s, 2037	219,667	31,324
Ser. 383, Class 83, IO, 7s, 2037	187,027	26,767
Ser. 04-W1, Class 2A2, 7s, 2033	5,571,088	5,650,827
IFB Ser. 07-W6, Class 5A2, IO, 6.819s, 2037	1,925,877	150,411
IFB Ser. 07-W4, Class 4A2, IO, 6.809s, 2037	9,076,988	708,913
IFB Ser. 07-W2, Class 3A2, IO, 6.809s, 2037	2,568,202	200,577
IFB Ser. 06-115, Class BI, IO, 6.789s, 2036	2,279,841	194,808
IFB Ser. 05-113, Class AI, IO, 6.759s, 2036	443,704	40,083
IFB Ser. 05-113, Class DI, IO, 6.759s, 2036	3,386,174	272,418
IFB Ser. 06-60, Class SI, IO, 6.679s, 2036	2,661,239	227,802
IFB Ser. 06-60, Class UI, IO, 6.679s, 2036	1,075,352	95,457
IFB Ser. 04-24, Class CS, IO, 6.679s, 2034	935,597	88,816
IFB Ser. 06-60, Class DI, IO, 6.599s, 2035	1,147,562	89,625
IFB Ser. 05-65, Class KI, IO, 6.529s, 2035	5,026,622	386,547
Ser. 386, Class 14, IO, 6 1/2s, 2038	1,612,038	137,023
Ser. 386, Class 19, IO, 6 1/2s, 2038	190,041	18,100
Ser. 386, Class 17, IO, 6 1/2s, 2037	292,398	24,854
Ser. 386, Class 16, IO, 6 1/2s, 2037	201,616	21,419
Ser. 383, Class 60, IO, 6 1/2s, 2037	929,250	88,279
Ser. 383, Class 62, IO, 6 1/2s, 2037	260,183	23,816
Ser. 383, Class 69, IO, 6 1/2s, 2037	147,740	18,977
Ser. 383, Class 63, IO, 6 1/2s, 2037	202,293	20,154
Ser. 383, Class 64, IO, 6 1/2s, 2037	373,930	34,589
Ser. 383, Class 67, IO, 6 1/2s, 2037	198,170	21,582
Ser. 383, Class 68, IO, 6 1/2s, 2037	96,366	9,967
Ser. 383, Class 58, IO, 6 1/2s, 2037	430,481	36,074
Ser. 383, Class 59, IO, 6 1/2s, 2037	274,515	25,099
Ser. 383, Class 61, IO, 6 1/2s, 2037	217,046	22,706
Ser. 383, Class 65, IO, 6 1/2s, 2037	260,397	26,846
Ser. 383, Class 66, IO, 6 1/2s, 2037	265,478	25,808
Ser. 383, Class 72, IO, 6 1/2s, 2037	1,040,095	88,408
Ser. 383, Class 77, IO, 6 1/2s, 2037	157,096	17,264
Ser. 383, Class 78, IO, 6 1/2s, 2037	160,938	21,031
Ser. 381, Class 14, IO, 6 1/2s, 2037	170,618	13,854
Ser. 381, Class 15, IO, 6 1/2s, 2037	121,204	9,842
Ser. 383, Class 73, IO, 6 1/2s, 2037	356,515	30,304
Ser. 383, Class 76, IO, 6 1/2s, 2037	215,647	21,721
Ser. 383, Class 70, IO, 6 1/2s, 2037	545,169	46,339
Ser. 383, Class 74, IO, 6 1/2s, 2037	293,734	24,967
Ser. 383, Class 71, IO, 6 1/2s, 2036	230,603	24,120
Ser. 383, Class 75, IO, 6 1/2s, 2036	186,013	17,179
Ser. 383, Class 101, IO, 6 1/2s, 2022	85,898	7,813
Ser. 383, Class 102, IO, 6 1/2s, 2022	73,107	6,013
IFB Ser. 08-01, Class GI, IO, 6.489s, 2037	10,996,702	913,826
IFB Ser. 07-54, Class CI, IO, 6.289s, 2037	1,593,355	125,244
IFB Ser. 07-39, Class PI, IO, 6.289s, 2037	1,664,543	123,454
IFB Ser. 07-30, Class WI, IO, 6.289s, 2037	13,379,690	1,003,744
IFB Ser. 07-28, Class SE, IO, 6.279s, 2037	1,898,991	147,779
IFB Ser. 06-128, Class SH, IO, 6.279s, 2037	2,135,711	164,267
IFB Ser. 06-56, Class SM, IO, 6.279s, 2036	2,470,387	192,979

IFB Ser. 05-90, Class SP, IO, 6.279s, 2035	4,266,337	355,515
IFB Ser. 05-12, Class SC, IO, 6.279s, 2035	1,903,054	188,400
IFB Ser. 07-W5, Class 2A2, IO, 6.269s, 2037	994,171	82,019
IFB Ser. 07-30, Class IE, IO, 6.269s, 2037	5,271,830	542,550
IFB Ser. 06-123, Class CI, IO, 6.269s, 2037	4,252,587	329,116
IFB Ser. 06-123, Class UI, IO, 6.269s, 2037	1,827,940	146,235
IFB Ser. 05-82, Class SY, IO, 6.259s, 2035	10,660,294	805,918
IFB Ser. 07-15, Class BI, IO, 6.229s, 2037	2,949,716	233,311
IFB Ser. 06-126, Class CS, IO, 6.229s, 2037	303,509	22,885
IFB Ser. 06-16, Class SM, IO, 6.229s, 2036	1,375,067	116,508
IFB Ser. 05-95, Class CI, IO, 6.229s, 2035	3,176,302	288,726
IFB Ser. 05-84, Class SG, IO, 6.229s, 2035	5,185,900	430,948
IFB Ser. 05-57, Class NI, IO, 6.229s, 2035	930,845	85,018
IFB Ser. 05-57, Class DI, IO, 6.229s, 2035	2,273,597	174,840
IFB Ser. 05-83, Class QI, IO, 6.219s, 2035	859,709	84,152
IFB Ser. 06-128, Class GS, IO, 6.209s, 2037	1,787,038	137,225
IFB Ser. 06-114, Class IS, IO, 6.179s, 2036	2,106,617	158,622
IFB Ser. 06-115, Class IE, IO, 6.169s, 2036	1,587,417	152,004
IFB Ser. 06-117, Class SA, IO, 6.169s, 2036	2,361,875	179,233
IFB Ser. 06-121, Class SD, IO, 6.169s, 2036	1,884,712	142,484
IFB Ser. 06-109, Class SG, IO, 6.159s, 2036	1,481,823	117,657
IFB Ser. 06-104, Class SY, IO, 6.149s, 2036	157,248	12,084
IFB Ser. 06-109, Class SH, IO, 6.149s, 2036	2,187,958	192,742
IFB Ser. 07-W6, Class 4A2, IO, 6.129s, 2037	7,968,802	612,801
IFB Ser. 06-128, Class SC, IO, 6.129s, 2037	4,207,777	320,628
IFB Ser. 06-43, Class SI, IO, 6.129s, 2036	447,541	34,348
IFB Ser. 06-44, Class IS, IO, 6.129s, 2036	3,728,393	283,562
IFB Ser. 06-8, Class JH, IO, 6.129s, 2036	7,471,918	584,453
IFB Ser. 05-122, Class SG, IO, 6.129s, 2035	1,403,109	139,174
IFB Ser. 05-95, Class OI, IO, 6.119s, 2035	552,240	65,245
IFB Ser. 06-92, Class JI, IO, 6.109s, 2036	1,028,883	110,270
IFB Ser. 06-92, Class LI, IO, 6.109s, 2036	2,341,896	175,448
IFB Ser. 06-96, Class ES, IO, 6.109s, 2036	1,230,192	93,985
IFB Ser. 06-99, Class AS, IO, 6.109s, 2036	138,924	11,031
IFB Ser. 06-85, Class TS, IO, 6.089s, 2036	4,214,892	324,260
IFB Ser. 06-61, Class SE, IO, 6.079s, 2036	4,238,493	296,118
IFB Ser. 07-75, Class PI, IO, 6.069s, 2037	2,406,109	187,638
IFB Ser. 07-76, Class SA, IO, 6.069s, 2037	1,288,678	74,196
IFB Ser. 07-W7, Class 2A2, IO, 6.059s, 2037	6,791,003	663,549
IFB Ser. 07-88, Class MI, IO, 6.049s, 2037	199,733	24,376
IFB Ser. 08-10, Class AI, IO, 6.029s, 2038	53,215,062	3,146,074
IFB Ser. 07-116, Class IA, IO, 6.029s, 2037	9,684,710	696,331
IFB Ser. 07-103, Class AI, IO, 6.029s, 2037	11,666,201	828,067
IFB Ser. 07-1, Class NI, IO, 6.029s, 2037	2,626,008	210,648
IFB Ser. 03-124, Class ST, IO, 6.029s, 2034	1,578,450	152,895
IFB Ser. 07-15, Class NI, IO, 6.029s, 2022	2,743,231	200,530
Ser. 389, Class 6, IO, 6s, 2038	95,882	8,150
Ser. 08-76, Class JI, IO, 6s, 2038	1,797,556	166,274
Ser. 386, Class 10, IO, 6s, 2038	142,507	14,693
Ser. 386, Class 11, IO, 6s, 2038	95,393	12,268
Ser. 383, Class 41, IO, 6s, 2038	1,577,067	134,051
Ser. 383, Class 42, IO, 6s, 2038	1,140,761	96,965
Ser. 383, Class 43, IO, 6s, 2038	1,029,886	87,540
Ser. 383, Class 44, IO, 6s, 2038	940,959	79,982
Ser. 383, Class 45, IO, 6s, 2038	726,104	61,719
Ser. 383, Class 46, IO, 6s, 2038	630,357	53,580
Ser. 383, Class 47, IO, 6s, 2038	557,578	47,394
Ser. 383, Class 48, IO, 6s, 2038	500,819	46,326
Ser. 383, Class 52, IO, 6s, 2038	202,858	20,491
Ser. 386, Class 9, IO, 6s, 2038	902,084	76,677
Ser. 383, Class 28, IO, 6s, 2038	1,891,403	174,955
Ser. 383, Class 29, IO, 6s, 2038	1,701,327	157,373
Ser. 383, Class 30, IO, 6s, 2038	1,256,104	116,190
Ser. 383, Class 31, IO, 6s, 2038	1,108,001	102,490
Ser. 383, Class 32, IO, 6s, 2038	859,866	79,538
Ser. 383, Class 33, IO, 6s, 2038	734,673	67,957
Ser. 383, Class 37, IO, 6s, 2038	285,725	26,379
Ser. 386, Class 7, IO, 6s, 2038	1,110,017	101,234
Ser. 383, Class 34, IO, 6s, 2037	297,586	27,527
Ser. 383, Class 35, IO, 6s, 2037	245,730	22,828
Ser. 383, Class 36, IO, 6s, 2037	192,697	18,934
Ser. 383, Class 38, IO, 6s, 2037	120,881	11,171
Ser. 383, Class 50, IO, 6s, 2037	341,501	29,028
Ser. 386, Class 6, IO, 6s, 2037	532,213	44,599
Ser. 383, Class 39, IO, 6s, 2037	87,641	10,951
Ser. 383, Class 49, IO, 6s, 2037	256,888	25,716
Ser. 383, Class 51, IO, 6s, 2037	265,265	26,508
Ser. 383, Class 53, IO, 6s, 2037	97,934	9,823
Ser. 383, Class 54, IO, 6s, 2037	82,871	8,300
Ser. 383, Class 57, IO, 6s, 2037	162,113	20,861
Ser. 383, Class 100, IO, 6s, 2022	88,897	6,858
Ser. 383, Class 98, IO, 6s, 2022	274,691	24,113
Ser. 383, Class 99, IO, 6s, 2022	120,865	10,362
IFB Ser. 08-3, Class SC, IO, 5.979s, 2038	212,297	19,911
IFB Ser. 07-109, Class XI, IO, 5.979s, 2037	1,358,841	120,427
IFB Ser. 07-109, Class YI, IO, 5.979s, 2037	2,549,741	193,890
IFB Ser. 07-88, Class JI, IO, 5.979s, 2037	3,987,859	298,559
IFB Ser. 07-54, Class KI, IO, 5.969s, 2037	1,305,335	92,115
IFB Ser. 07-30, Class JS, IO, 5.969s, 2037	4,211,112	328,888
IFB Ser. 07-30, Class LI, IO, 5.969s, 2037	3,151,719	268,054
IFB Ser. 07-106, Class SN, IO, 5.939s, 2037	2,596,875	196,134
IFB Ser. 07-54, Class IA, IO, 5.939s, 2037	2,345,720	171,280
IFB Ser. 07-54, Class IB, IO, 5.939s, 2037	2,345,720	171,280

IFB Ser. 07-54, Class IC, IO, 5.939s, 2037	2,345,720	171,280
IFB Ser. 07-54, Class ID, IO, 5.939s, 2037	2,345,720	171,280
IFB Ser. 07-54, Class IE, IO, 5.939s, 2037	2,345,720	171,280
IFB Ser. 07-54, Class IF, IO, 5.939s, 2037	3,486,562	295,277
IFB Ser. 07-54, Class NI, IO, 5.939s, 2037	1,010,872	72,366
IFB Ser. 07-54, Class UI, IO, 5.939s, 2037	2,597,166	129,469
IFB Ser. 07-109, Class AI, IO, 5.929s, 2037	1,061,125	76,295
IFB Ser. 07-91, Class AS, IO, 5.929s, 2037	1,630,162	125,359
IFB Ser. 07-91, Class HS, IO, 5.929s, 2037	1,733,833	142,025
IFB Ser. 07-15, Class CI, IO, 5.909s, 2037	7,922,257	574,776
IFB Ser. 06-115, Class JI, IO, 5.909s, 2036	5,751,405	449,185
IFB Ser. 07-109, Class PI, IO, 5.879s, 2037	1,392,108	98,942
IFB Ser. 06-123, Class LI, IO, 5.849s, 2037	3,830,455	289,544
IFB Ser. 08-1, Class NI, IO, 5.779s, 2037	4,885,301	326,827
IFB Ser. 07-116, Class BI, IO, 5.779s, 2037	8,840,151	591,406
IFB Ser. 08-01, Class AI, IO, 5.779s, 2037	13,415,338	853,618
IFB Ser. 08-10, Class GI, IO, 5.759s, 2038	3,910,094	236,873
IFB Ser. 08-1, Class HI, IO, 5.729s, 2037	6,231,559	390,345
IFB Ser. 07-39, Class AI, IO, 5.649s, 2037	4,037,844	303,242
IFB Ser. 07-32, Class SD, IO, 5.639s, 2037	2,751,384	212,910
IFB Ser. 07-30, Class UI, IO, 5.629s, 2037	2,279,889	153,880
IFB Ser. 07-32, Class SC, IO, 5.629s, 2037	3,650,843	251,415
IFB Ser. 07-1, Class CI, IO, 5.629s, 2037	2,649,735	180,222
IFB Ser. 05-74, Class SE, IO, 5.629s, 2035	3,314,801	225,784
IFB Ser. 05-74, Class NI, IO, 5.609s, 2035	13,829,712	1,098,632
IFB Ser. 05-14, Class SE, IO, 5.579s, 2035	405,259	27,213
Ser. 383, Class 18, IO, 5 1/2s, 2038	999,986	94,999
Ser. 383, Class 19, IO, 5 1/2s, 2038	912,212	86,660
Ser. 383, Class 25, IO, 5 1/2s, 2038	155,762	15,185
Ser. 386, Class 4, IO, 5 1/2s, 2037	226,034	26,668
Ser. 386, Class 5, IO, 5 1/2s, 2037	144,381	18,498
Ser. 383, Class 15, IO, 5 1/2s, 2037	138,064	15,019
Ser. 383, Class 4, IO, 5 1/2s, 2037	1,396,844	132,700
Ser. 383, Class 5, IO, 5 1/2s, 2037	886,751	84,241
Ser. 383, Class 6, IO, 5 1/2s, 2037	796,986	75,714
Ser. 383, Class 7, IO, 5 1/2s, 2037	784,724	74,549
Ser. 383, Class 8, IO, 5 1/2s, 2037	319,498	30,352
Ser. 383, Class 9, IO, 5 1/2s, 2037	304,565	28,934
Ser. 383, Class 20, IO, 5 1/2s, 2037	565,517	55,138
Ser. 383, Class 21, IO, 5 1/2s, 2037	534,650	52,128
Ser. 383, Class 22, IO, 5 1/2s, 2037	362,525	35,346
Ser. 383, Class 23, IO, 5 1/2s, 2037	326,875	31,870
Ser. 383, Class 24, IO, 5 1/2s, 2037	227,499	23,224
Ser. 383, Class 26, IO, 5 1/2s, 2037	168,310	18,768
Ser. 383, Class 95, IO, 5 1/2s, 2022	438,029	33,947
Ser. 383, Class 97, IO, 5 1/2s, 2022	183,873	14,072
Ser. 383, Class 94, IO, 5 1/2s, 2022	221,752	23,689
Ser. 383, Class 96, IO, 5 1/2s, 2022	238,558	19,756
IFB Ser. 08-1, Class BI, IO, 5.439s, 2038	1,634,923	104,218
IFB Ser. 07-75, Class ID, IO, 5.399s, 2037	2,025,577	134,569
Ser. 385, Class 3, IO, 5s, 2038	1,074,459	102,074
Ser. 383, Class 2, IO, 5s, 2037	150,863	21,198
Ser. 383, Class 92, IO, 5s, 2022	192,440	20,222
Ser. 383, Class 93, IO, 5s, 2022	104,884	8,085
Ser. 03-W12, Class 2, IO, 2.219s, 2043	24,237,150	880,058
FRB Ser. 07-95, Class A1, 0.721s, 2036	9,022,777	8,120,499
FRB Ser. 07-95, Class A2, 0.721s, 2036	49,341,000	38,500,782
FRB Ser. 07-95, Class A3, 0.721s, 2036	13,676,000	8,812,814
FRB Ser. 07-101, Class A2, 0.721s, 2036	20,430,190	17,371,791
Ser. 08-33, Principle only (PO), zero %, 2038	297,184	240,719
Ser. 08-9, PO, zero %, 2038	212,414	174,180
Ser. 07-89, Class PO, PO, zero %, 2037	484,934	390,139
Ser. 07-64, Class LO, PO, zero %, 2037	128,475	111,908
Ser. 07-47, Class B0, PO, zero %, 2037	77,187	69,346
Ser. 07-14, Class KO, PO, zero %, 2037	117,097	96,789
Ser. 06-125, Class MO, PO, zero %, 2037	209,262	166,410
Ser. 06-125, Class OX, PO, zero %, 2037	82,354	75,068
Ser. 06-116, Class OD, PO, zero %, 2036	78,899	63,158
Ser. 06-84, Class OT, PO, zero %, 2036	68,562	61,392
Ser. 06-56, Class XF, zero %, 2036	218,715	206,528
Ser. 06-46, Class OC, PO, zero %, 2036	73,866	67,147
Ser. 06-16, Class OG, PO, zero %, 2036	74,183	57,788
Ser. 04-38, Class AO, PO, zero %, 2034	2,269,680	1,832,766
Ser. 04-61, Class CO, PO, zero %, 2031	3,064,736	2,650,997
Ser. 07-15, Class IM, IO, zero %, 2009	2,473,816	1,858
Ser. 07-16, Class TS, IO, zero %, 2009	10,411,755	8,441
FRB Ser. 07-76, Class SF, zero %, 2037	129,225	117,423
FRB Ser. 06-115, Class SN, zero %, 2036	1,137,778	783,309
FRB Ser. 06-104, Class EK, zero %, 2036	107,248	90,473
FRB Ser. 05-117, Class GF, zero %, 2036	234,474	195,680
FRB Ser. 05-79, Class FE, zero %, 2035	554,660	559,093
FRB Ser. 05-45, Class FG, zero %, 2035	767,850	694,902
FRB Ser. 05-81, Class DF, zero %, 2033	255,310	239,646
FRB Ser. 06-1, Class HF, zero %, 2032	345,782	320,547
IFB Ser. 06-75, Class FY, zero %, 2036	482,469	434,632
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	40,441	43,917
IFB Ser. T-56, Class 2ASI, IO, 7.629s, 2043	1,117,815	145,316
Ser. T-60, Class 1A3, 7 1/2s, 2044	7,193	7,485
Ser. T-59, Class 1A3, 7 1/2s, 2043	3,053	3,200
Ser. T-58, Class 4A, 7 1/2s, 2043	6,463,618	6,726,203
Ser. T-57, Class 1A3, 7 1/2s, 2043	5,696	5,970

Ser. T-51, Class 2A, 7 1/2s, 2042	245,127	256,924
Ser. T-42, Class A5, 7 1/2s, 2042	643,322	674,282
Ser. T-41, Class 3A, 7 1/2s, 2032	4,807	5,038
Ser. T-60, Class 1A2, 7s, 2044	3,397,690	3,522,980
Ser. T-59, Class 1A2, 7s, 2043	3,492,768	3,621,564
Ser. T-58, Class 3A, 7s, 2043	9,037	9,234
Ser. T-55, Class 1A2, 7s, 2043	2,019,931	2,109,565
Ser. T-41, Class 2A, 6.984s, 2032	53,165	54,760
Freddie Mac
IFB Ser. 3360, Class SB, 39.08s, 2037	667,938	881,056
IFB Ser. 3339, Class WS, 36.995s, 2037	971,302	1,294,611
IFB Ser. 3339, Class JS, 35.068s, 2037	842,821	1,087,574
IFB Ser. 3202, Class PS, 32.07s, 2036	1,571,354	1,994,821
IFB Ser. 3349, Class SA, 31.83s, 2037	1,537,925	1,924,750
IFB Ser. 3331, Class SE, 31.83s, 2037	371,313	462,504
IFB Ser. 3153, Class SX, 27.275s, 2036	3,266,007	4,067,623
IFB Ser. 3393, Class JS, 24.264s, 2032	355,998	382,413
IFB Ser. 3081, Class DC, 23.782s, 2035	1,149,628	1,316,929
IFB Ser. 3360, Class SC, 22.394s, 2037	1,089,831	1,193,365
IFB Ser. 3114, Class GK, 21.62s, 2036	779,949	906,622
IFB Ser. 3408, Class EK, 20.985s, 2037	606,651	664,751
IFB Ser. 2979, Class AS, 19.892s, 2034	576,500	628,686
IFB Ser. 3153, Class UT, 19.635s, 2036	2,021,235	2,234,655
IFB Ser. 3012, Class GP, 16.818s, 2035	1,174,592	1,228,136
IFB Ser. 3149, Class SU, 16.376s, 2036	755,815	803,764
IFB Ser. 3065, Class DC, 16.275s, 2035	1,900,104	2,019,851
IFB Ser. 3012, Class UP, 15.675s, 2035	83,456	94,101
IFB Ser. 3012, Class FS, 13.888s, 2035	93,263	95,944
IFB Ser. 3031, Class BS, 13.737s, 2035	2,494,664	2,562,906
IFB Ser. 3184, Class SP, IO, 6.155s, 2033	2,460,032	199,031
IFB Ser. 239, IO, 6.005s, 2036	2,876,163	169,262
IFB Ser. 2882, Class LS, IO, 6.005s, 2034	305,094	24,971
IFB Ser. 3203, Class SH, IO, 5.945s, 2036	1,410,820	116,781
IFB Ser. 2594, Class SE, IO, 5.855s, 2030	2,799,335	165,731
IFB Ser. 2828, Class TI, IO, 5.855s, 2030	1,591,335	128,961
IFB Ser. 3397, Class GS, IO, 5.805s, 2037	1,412,041	120,184
IFB Ser. 3297, Class BI, IO, 5.565s, 2037	6,723,106	528,537
IFB Ser. 3287, Class SD, IO, 5.555s, 2037	2,699,130	210,125
IFB Ser. 3281, Class BI, IO, 5.555s, 2037	1,291,027	107,856
IFB Ser. 3281, Class CI, IO, 5.555s, 2037	149,742	12,272
IFB Ser. 3249, Class SI, IO, 5.555s, 2036	1,133,125	123,451
IFB Ser. 3028, Class ES, IO, 5.555s, 2035	5,301,661	448,892
IFB Ser. 3042, Class SP, IO, 5.555s, 2035	1,887,846	180,652
IFB Ser. 3045, Class DI, IO, 5.535s, 2035	5,185,933	380,627
IFB Ser. 3136, Class NS, IO, 5.505s, 2036	4,923,363	388,872
IFB Ser. 2950, Class SM, IO, 5.505s, 2016	975,690	88,335
IFB Ser. 248, IO, 5 1/2s, 2037	1,308,819	127,348
IFB Ser. 3256, Class S, IO, 5.495s, 2036	2,706,366	224,899
IFB Ser. 3031, Class BI, IO, 5.495s, 2035	1,715,041	158,394
IFB Ser. 3244, Class SB, IO, 5.465s, 2036	1,839,036	155,553
IFB Ser. 3244, Class SG, IO, 5.465s, 2036	2,147,104	164,464
IFB Ser. 3236, Class IS, IO, 5.455s, 2036	3,330,647	249,799
IFB Ser. 3114, Class TS, IO, 5.455s, 2030	10,569,191	844,204
IFB Ser. 3128, Class JI, IO, 5.435s, 2036	5,605,491	451,803
IFB Ser. 3240, Class S, IO, 5.425s, 2036	6,600,888	478,512
IFB Ser. 3153, Class JI, IO, 5.425s, 2036	2,953,772	215,921
IFB Ser. 3065, Class DI, IO, 5.425s, 2035	1,319,596	117,533
IFB Ser. 3145, Class GI, IO, 5.405s, 2036	4,609,309	383,034
IFB Ser. 3114, Class GI, IO, 5.405s, 2036	1,870,449	164,773
IFB Ser. 3339, Class JI, IO, 5.395s, 2037	2,862,698	191,514
IFB Ser. 3218, Class AS, IO, 5.385s, 2036	2,239,816	160,702
IFB Ser. 3221, Class SI, IO, 5.385s, 2036	2,699,173	194,459
IFB Ser. 3202, Class PI, IO, 5.345s, 2036	7,499,284	549,600
IFB Ser. 3355, Class MI, IO, 5.305s, 2037	1,666,302	125,549
IFB Ser. 3201, Class SG, IO, 5.305s, 2036	3,436,826	315,019
IFB Ser. 3203, Class SE, IO, 5.305s, 2036	3,080,307	267,894
IFB Ser. 3171, Class PS, IO, 5.29s, 2036	543,243	43,134
IFB Ser. 3152, Class SY, IO, 5.285s, 2036	3,452,944	313,147
IFB Ser. 3284, Class BI, IO, 5.255s, 2037	2,127,686	164,034
IFB Ser. 3260, Class SA, IO, 5.255s, 2037	1,965,612	130,037
IFB Ser. 3199, Class S, IO, 5.255s, 2036	1,567,189	124,607
IFB Ser. 3284, Class LI, IO, 5.245s, 2037	4,422,220	312,969
IFB Ser. 3281, Class AI, IO, 5.235s, 2037	8,050,585	659,584
IFB Ser. 3012, Class UI, IO, 5.225s, 2035	3,012,030	296,531
IFB Ser. 3311, Class EI, IO, 5.215s, 2037	1,144,474	86,096
IFB Ser. 3311, Class IA, IO, 5.215s, 2037	3,314,581	280,480
IFB Ser. 3311, Class IB, IO, 5.215s, 2037	3,314,581	280,480
IFB Ser. 3311, Class IC, IO, 5.215s, 2037	3,314,581	280,480
IFB Ser. 3311, Class ID, IO, 5.215s, 2037	3,314,581	280,480
IFB Ser. 3311, Class IE, IO, 5.215s, 2037	4,692,601	397,088
IFB Ser. 3240, Class GS, IO, 5.185s, 2036	4,001,157	320,013
IFB Ser. 3257, Class SI, IO, 5 1/8s, 2036	1,729,754	129,674
IFB Ser. 3225, Class JY, IO, 5.095s, 2036	7,556,962	515,551
IFB Ser. 3339, Class TI, IO, 4.945s, 2037	3,109,727	241,812
IFB Ser. 3284, Class CI, IO, 4.925s, 2037	6,110,176	410,292
IFB Ser. 3016, Class SQ, IO, 4.915s, 2035	3,411,147	188,971
IFB Ser. 3012, Class IG, IO, 4.885s, 2035	11,602,976	910,300
IFB Ser. 3397, Class SQ, IO, 4.775s, 2037	570,978	38,257
Ser. 3403, PO, zero %, 2037	89,498	78,994
Ser. 3369, Class BO, PO, zero %, 2037	84,957	74,766
Ser. 3327, Class IF, IO, zero %, 2037	901,998	23,632
Ser. 246, PO, zero %, 2037	333,845	308,907
Ser. 3439, Class AO, PO, zero %, 2037	1,182,500	1,051,928

Ser. 3391, PO, zero %, 2037	158,165	128,982
Ser. 3292, Class DO, PO, zero %, 2037	82,812	75,305
Ser. 3292, Class OA, PO, zero %, 2037	170,879	135,217
Ser. 3296, Class OK, PO, zero %, 2037	85,720	77,041
Ser. 3300, PO, zero %, 2037	1,540,704	1,301,895
Ser. 3252, Class LO, PO, zero %, 2036	146,644	127,682
Ser. 3255, Class CO, PO, zero %, 2036	369,369	298,657
Ser. 3226, Class YO, PO, zero %, 2036	949,174	902,342
Ser. 3218, Class AO, PO, zero %, 2036	78,627	63,139
Ser. 3206, Class EO, PO, zero %, 2036	70,609	61,594
Ser. 3174, PO, zero %, 2036	378,196	367,000
Ser. 3175, Class MO, PO, zero %, 2036	626,841	528,195
Ser. 3210, PO, zero %, 2036	75,047	63,310
Ser. 3139, Class CO, PO, zero %, 2036	73,630	66,900
Ser. 3008, PO, zero %, 2034	648,557	567,618
Ser. 2684, Class TO, PO, zero %, 2033	1,178,000	923,352
Ser. 2663, Class CO, PO, zero %, 2033	577,402	529,690
Ser. 2587, Class CO, PO, zero %, 2032	280,780	249,736
FRB Ser. 3349, Class DO, zero %, 2037	251,297	226,927
FRB Ser. 3326, Class XF, zero %, 2037	1,306,852	1,217,584
FRB Ser. 3326, Class YF, zero %, 2037	2,347,178	2,161,807
FRB Ser. 3263, Class TA, zero %, 2037	328,547	282,816
FRB Ser. 3241, Class FH, zero %, 2036	565,519	539,426
FRB Ser. 3231, Class XB, zero %, 2036	424,086	412,767
FRB Ser. 3283, Class HF, zero %, 2036	82,410	78,885
FRB Ser. 3231, Class X, zero %, 2036	523,266	483,016
FRB Ser. 3117, Class AF, zero %, 2036	143,431	119,880
FRB Ser. 3326, Class WF, zero %, 2035	3,228,819	2,851,664
FRB Ser. 3030, Class CF, zero %, 2035	877,803	783,879
FRB Ser. 3036, Class AS, zero %, 2035	147,992	134,148
Government National Mortgage Association
IFB Ser. 07-38, Class AS, 43.36s, 2037	2,240,381	2,917,542
IFB Ser. 06-34, Class SA, 36.495s, 2036	4,427,863	5,338,055
IFB Ser. 07-51, Class SP, 36.435s, 2037	664,969	815,864
IFB Ser. 07-44, Class SP, 33.77s, 2036	837,034	1,009,383
IFB Ser. 05-84, Class SL, 17.367s, 2035	4,829,251	5,212,259
IFB Ser. 05-66, Class SP, 17.367s, 2035	2,199,803	2,279,401
IFB Ser. 05-84, Class SB, 15.731s, 2035	3,784,717	3,845,080
IFB Ser. 05-68, Class DP, 14.117s, 2035	6,612,753	6,812,082
IFB Ser. 05-7, Class NP, 11.977s, 2033	589,049	603,410
IFB Ser. 06-62, Class SI, IO, 6.873s, 2036	2,342,621	162,571
IFB Ser. 07-1, Class SL, IO, 6.853s, 2037	1,088,082	79,141
IFB Ser. 07-1, Class SM, IO, 6.843s, 2037	1,088,082	79,003
IFB Ser. 07-49, Class NY, IO, 6.593s, 2035	16,887,072	1,192,514
IFB Ser. 07-35, Class TY, IO, 6.393s, 2035	1,418,909	90,512
IFB Ser. 07-36, Class SW, IO, 6.393s, 2035	20,523,875	1,241,079
IFB Ser. 07-26, Class SG, IO, 6.343s, 2037	3,550,329	218,168
IFB Ser. 07-9, Class BI, IO, 6.313s, 2037	7,082,405	451,787
IFB Ser. 07-31, Class CI, IO, 6.303s, 2037	1,899,591	130,509
IFB Ser. 07-25, Class SA, IO, 6.293s, 2037	2,445,450	158,211
IFB Ser. 07-25, Class SB, IO, 6.293s, 2037	4,821,828	304,932
IFB Ser. 07-22, Class S, IO, 6.293s, 2037	2,019,049	156,105
IFB Ser. 07-11, Class SA, IO, 6.293s, 2037	1,802,292	132,023
IFB Ser. 07-14, Class SB, IO, 6.293s, 2037	319,962	19,987
IFB Ser. 07-51, Class SJ, IO, 6.243s, 2037	2,179,896	166,609
IFB Ser. 07-58, Class PS, IO, 6.193s, 2037	2,210,773	164,959
IFB Ser. 07-59, Class PS, IO, 6.163s, 2037	1,716,219	123,017
IFB Ser. 07-59, Class SP, IO, 6.163s, 2037	15,705,435	1,143,497
IFB Ser. 04-59, Class SC, IO, 6.16s, 2034	1,330,438	114,634
IFB Ser. 07-68, Class PI, IO, 6.143s, 2037	1,234,310	93,291
IFB Ser. 06-38, Class SG, IO, 6.143s, 2033	7,271,317	389,597
IFB Ser. 07-53, Class SG, IO, 6.093s, 2037	1,258,102	82,396
IFB Ser. 08-3, Class SA, IO, 6.043s, 2038	4,127,701	232,472
IFB Ser. 07-64, Class AI, IO, 6.043s, 2037	71,798,135	4,172,908
IFB Ser. 07-53, Class ES, IO, 6.043s, 2037	1,712,808	101,580
IFB Ser. 08-4, Class SA, IO, 6.009s, 2038	8,528,745	498,556
IFB Ser. 07-67, Class SI, IO, 6.003s, 2037	25,843,630	1,505,986
IFB Ser. 07-9, Class DI, IO, 6.003s, 2037	3,568,538	230,389
IFB Ser. 07-57, Class QA, IO, 5.993s, 2037	4,239,253	217,262
IFB Ser. 07-58, Class SA, IO, 5.993s, 2037	3,343,499	197,026
IFB Ser. 07-58, Class SC, IO, 5.993s, 2037	2,960,186	161,893
IFB Ser. 07-61, Class SA, IO, 5.993s, 2037	2,247,587	115,931
IFB Ser. 07-53, Class SC, IO, 5.993s, 2037	1,984,733	110,669
IFB Ser. 07-53, Class SE, IO, 5.993s, 2037	32,870,193	2,111,276
IFB Ser. 06-28, Class GI, IO, 5.993s, 2035	2,346,383	171,696
IFB Ser. 07-58, Class SD, IO, 5.983s, 2037	2,892,570	156,170
IFB Ser. 07-59, Class SD, IO, 5.963s, 2037	24,698,994	1,429,158
IFB Ser. 05-65, Class SI, IO, 5.843s, 2035	13,857,865	852,259
IFB Ser. 06-7, Class SB, IO, 5.813s, 2036	9,025,699	542,778
IFB Ser. 05-82, Class KS, IO, 5.793s, 2035	6,035,141	362,640
IFB Ser. 07-26, Class SD, IO, 5.76s, 2037	3,593,952	217,793
IFB Ser. 07-26, Class SL, IO, 5.76s, 2037	24,238,792	3,044,870
IFB Ser. 07-26, Class SM, IO, 5.76s, 2037	19,777,993	2,398,196
IFB Ser. 07-26, Class SN, IO, 5.76s, 2037	14,204,160	1,619,966
IFB Ser. 07-17, Class IB, IO, 5.743s, 2037	1,433,341	109,378
IFB Ser. 06-10, Class SM, IO, 5.743s, 2036	12,311,192	712,695
IFB Ser. 06-14, Class S, IO, 5.743s, 2036	2,665,875	153,786
IFB Ser. 06-20, Class S, IO, 5.743s, 2036	10,855,139	657,322
IFB Ser. 06-11, Class ST, IO, 5.733s, 2036	1,623,252	93,029
IFB Ser. 07-26, Class SW, IO, 5.693s, 2037	18,245,912	1,000,843
IFB Ser. 07-27, Class SD, IO, 5.693s, 2037	1,725,075	141,532
IFB Ser. 07-19, Class SJ, IO, 5.693s, 2037	2,991,353	168,766
IFB Ser. 07-23, Class ST, IO, 5.693s, 2037	3,540,543	193,756

IFB Ser. 07-8, Class SA, IO, 5.693s, 2037	1,301,646	71,660
IFB Ser. 07-9, Class CI, IO, 5.693s, 2037	4,634,099	239,120
IFB Ser. 07-7, Class EI, IO, 5.693s, 2037	1,802,665	101,717
IFB Ser. 07-7, Class JI, IO, 5.693s, 2037	4,712,550	247,409
IFB Ser. 07-1, Class S, IO, 5.693s, 2037	3,835,240	217,090
IFB Ser. 07-3, Class SA, IO, 5.693s, 2037	3,667,821	206,960
IFB Ser. 07-48, Class SB, IO, 5.61s, 2037	2,633,348	164,887
IFB Ser. 07-17, Class AI, IO, 5.51s, 2037	7,149,126	541,103
IFB Ser. 07-73, Class MI, IO, 5.493s, 2037	20,653,130	1,061,406
IFB Ser. 07-9, Class AI, IO, 5.46s, 2037	3,046,358	198,364
IFB Ser. 07-17, Class IC, IO, 5.21s, 2037	1,970,729	143,493
IFB Ser. 07-25, Class KS, IO, 5.16s, 2037	696,694	55,972
IFB Ser. 07-21, Class S, IO, 5.16s, 2037	4,141,057	244,298
IFB Ser. 07-31, Class AI, IO, 5.14s, 2037	1,978,224	146,675
IFB Ser. 07-43, Class SC, IO, 5.06s, 2037	2,392,475	144,556
IFB Ser. 07-67, Class EI, IO, 0.02s, 2037	13,978,583	4,781
IFB Ser. 07-67, Class GI, IO, 0.02s, 2037	40,931,762	14,003
Ser. 07-73, Class MO, PO, zero %, 2037	1,588,253	1,364,564
FRB Ser. 07-73, Class KI, IO, zero %, 2037	15,886,183	46,642
FRB Ser. 07-73, Class KM, zero %, 2037	1,588,984	1,159,227
FRB Ser. 07-49, Class UF, zero %, 2037	199,577	184,080
FRB Ser. 07-35, Class UF, zero %, 2037	337,662	289,498
FRB Ser. 07-22, Class TA, zero %, 2037	270,018	254,546
Greenwich Capital Commercial Funding Corp. FRB Ser.
05-GG5, Class A5, 5.224s, 2037	99,000	82,004
GS Mortgage Securities Corp. II
Ser. 06-GG6, Class A2, 5.506s, 2038	1,254,000	1,099,503
Ser. 05-GG4, Class A4, 4.761s, 2039	558,000	364,357
GSR Mortgage Loan Trust Ser. 05-AR2, Class 2A1,
4.833s, 2035	4,643,392	3,064,639
JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-LD12, Class AM, 6.062s, 2051	313,000	135,773
FRB Ser. 07-LD12, Class A3, 5.99s, 2051	991,000	656,325
FRB Ser. 07-LD11, Class AM, 5.819s, 2049	182,000	77,825
FRB Ser. 07-LDPX, Class AM, 5.464s, 2049	186,000	77,605
Ser. 07-LDPX, Class A3, 5.42s, 2049	8,865,000	6,225,296
FRB Ser. 04-PNC1, Class A4, 5.368s, 2041	214,000	175,673
Ser. 05-CB12, Class A4, 4.895s, 2037	562,000	448,019
Ser. 04-C3, Class A5, 4.878s, 2042	532,000	435,284
LB-UBS Commercial Mortgage Trust
Ser. 01-C3, Class A2, 6.365s, 2028	189,000	155,600
Ser. 07-C6, Class A2, 5.845s, 2012	313,000	238,031
FRB Ser. 04-C4, Class A4, 5.226s, 2029	103,000	81,292
Lehman Mortgage Trust
IFB Ser. 07-5, Class 4A3, 37.253s, 2037	1,526,074	1,625,269
IFB Ser. 07-5, Class 8A2, IO, 7.249s, 2036	2,917,461	237,768
Ser. 07-1, Class 3A2, IO, 6.779s, 2037	3,563,666	290,008
IFB Ser. 06-9, Class 3A2, IO, 6.759s, 2037	1,753,084	147,868
IFB Ser. 07-4, Class 3A2, IO, 6.729s, 2037	2,911,174	228,238
IFB Ser. 06-5, Class 2A2, IO, 6.679s, 2036	6,897,633	508,700
IFB Ser. 07-4, Class 2A2, IO, 6.199s, 2037	9,823,207	663,066
IFB Ser. 07-1, Class 2A3, IO, 6.159s, 2037	895,266	66,026
Ser. 06-9, Class 2A3, IO, 6.149s, 2036	5,710,169	443,123
IFB Ser. 06-9, Class 2A2, IO, 6.149s, 2037	4,714,755	356,635
IFB Ser. 06-8, Class 2A2, IO, 6.109s, 2036	15,805,733	1,145,916
IFB Ser. 06-7, Class 2A4, IO, 6.079s, 2036	5,783,059	411,898
IFB Ser. 06-7, Class 2A5, IO, 6.079s, 2036	6,350,196	452,293
IFB Ser. 06-6, Class 1A2, IO, 6.029s, 2036	2,593,084	181,516
IFB Ser. 06-6, Class 1A3, IO, 6.029s, 2036	4,683,905	327,873
IFB Ser. 07-5, Class 10A2, IO, 5.869s, 2037	5,366,023	375,622
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.829s, 2050	11,952,000	7,758,649
FRB Ser. 04-BPC1, Class A5, 4.855s, 2041	544,000	419,083
FRB Ser. 05-MCP1, Class A4, 4.747s, 2043	528,000	423,456
Morgan Stanley Capital I
FRB Ser. 08-T29, Class A3, 6.28s, 2043	634,000	528,946
FRB Ser. 07-IQ14, Class AM, 5.691s, 2049	69,000	33,036
Ser. 05-HQ6, Class A4A, 4.989s, 2042	99,000	79,450
Permanent Financing PLC 144A FRB Ser. 9A, Class 3A,
2.289s, 2033 (United Kingdom)	563,000	394,771
Permanent Master Issuer PLC FRB Ser. 07-1, Class 4A,
4.833s, 2033 (United Kingdom)	981,000	872,109
Residential Asset Securitization Trust IFB Ser. 07-A3,
Class 2A2, IO, 6.219s, 2037	817,684	55,194
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037	8,615,726	4,221,706
Ser. 04-20, Class 1A2, 5.299s, 2035	251,348	132,275
FRB Ser. 05-18, Class 6A1, 5.256s, 2035	6,364,609	4,009,704
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.779s, 2037	47,301,202	3,192,831
Ser. 07-4, Class 1A4, IO, 1s, 2037	50,109,090	1,695,551
Structured Asset Securities Corp. 144A Ser. 07-RF1,
Class 1A, IO, 4.386s, 2037	7,672,214	460,333
Terwin Mortgage Trust 144A FRB Ser. 06-9HGA, Class A1,
0.551s, 2037	1,187,201	1,105,522
Wachovia Bank Commercial Mortgage Trust Ser. 07-C30,
Class A3, 5.246s, 2043	796,000	594,964
Washington Mutual Mortgage Pass-Through Certificates
Ser. 07-2, Class CX, IO, 7s, 2037	84,018	8,822
Wells Fargo Mortgage Backed Securities Trust
Ser. 06-AR10, Class 3A1, 4.818s, 2036	808,982	430,151
Ser. 05-AR2, Class 2A1, 4.552s, 2035	3,845,135	2,730,980
Ser. 05-AR9, Class 1A2, 4.425s, 2035	163,452	57,208

Ser. 04-R, Class 2A1, 4.368s, 2034		3,689,024	2,825,994

Total collateralized mortgage obligations (cost $428,609,603)			$439,348,933

PURCHASED OPTIONS OUTSTANDING (10.3%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.315%
versus the three month USD-LIBOR-BBA maturing on
April 08, 2019.	Apr-09/5.315	$164,692,000	$47,761
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.315% versus the three month USD-LIBOR-BBA maturing
on April 08, 2019.	Apr-09/5.315	164,692,000	39,318,568
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	84,411,000	19,331,807
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	213,467,000	48,888,212
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	213,467,000	619,054
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	84,411,000	244,792
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.03% versus the three month USD-LIBOR-BBA maturing
on February 16, 2020.	Feb-10/5.03	34,320,000	6,774,425
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.03%
versus the three month USD-LIBOR-BBA maturing on
February 16, 2020.	Feb-10/5.03	34,320,000	198,026

Total purchased options outstanding (cost $34,859,618)			$115,422,645

ASSET-BACKED SECURITIES (0.4%)(a)
		Principal amount	Value

Ace Securities Corp. FRB Ser. 06-HE3, Class A2C,
0.621s, 2036		$32,000	$11,162
Argent Securities, Inc. FRB Ser. 06-W4, Class A2C,
0.631s, 2036		100,000	44,000
Fremont Home Loan Trust FRB Ser. 06-2, Class 2A3,
0.641s, 2036		131,000	73,360
GSAMP Trust FRB Ser. 06-HE5, Class A2C, 0.621s, 2036		196,000	92,336
Lehman XS Trust
IFB Ser. 07-3, Class 4B, IO, 6.219s, 2037		3,805,974	289,305
FRB Ser. 07-6, Class 2A1, 0.681s, 2037		388,167	134,134
Long Beach Mortgage Loan Trust FRB Ser. 06-1,
Class 2A3, 0.661s, 2036		43,929	21,525
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-RZ2, Class A2, 0.641s, 2036		5,138,000	3,803,602
FRB Ser. 07-RZ1, Class A2, 0.631s, 2037		49,000	21,741
Securitized Asset Backed Receivables, LLC FRB Ser.
07-NC2, Class A2B, 0.611s, 2037		46,000	20,240
Soundview Home Equity Loan Trust FRB Ser. 06-3,
Class A3, 0.631s, 2036		196,000	112,782

Total asset-backed securities (cost $6,348,757)			$4,624,187

SHORT-TERM INVESTMENTS (38.6%)(a)
		Principal
		amount/shares	Value

Federated Prime Obligations Fund		98,951,811	$98,951,811
Federal Home Loan Bank, for an effective yield
of 2.81%, July 14, 2009		$17,000,000	16,749,902
Federal National Mortgage Association, 0.30%,
January 7, 2009		25,000,000	24,998,750
Federal National Mortgage Association, 0.10%,
March 11, 2009		58,000,000	57,988,883
Interest in $281,400,000 joint triparty repurchase
agreement dated December 31, 2008 with Bank of America
Sec. LLC. due January 2, 2009 -- maturity value
of $160,000,711 for an effective yield of 0.08%
(collateralized by various mortgage backed securities
with a coupon rate of 5.5% and a due date of
June 1, 2035 valued at $287,028,000)		160,000,000	160,000,000
Interest in $100,000,000 joint triparty repurchase
agreement dated December 31, 2008 with Goldman Sachs,
Inc. due January 2, 2009 -- maturity value
of $68,600,152 for an effective yield of 0.04%
(collateralized by various mortgage backed securities
with coupon rates of 4.0% to 7.5% and due dates
ranging from April 1, 2015 to January 1, 2039 valued
at $102,000,000)		68,600,000	68,600,000
U.S. Treasury Bills, for effective yields ranging from
0.30% to 0.63%, November 19, 2009 (SEG)		3,440,000	3,420,744

U.S. Treasury Cash Management Bills 0.88%,
May 15, 2009 (SEG)	3,000,000	2,990,179

Total short-term investments (cost $433,705,511)		$433,700,269

TOTAL INVESTMENTS

Total investments (cost $2,635,188,013) (b)		$2,752,549,891

FUTURES CONTRACTS OUTSTANDING at 12/31/08 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar 90 day (Short)	486	$120,127,050	Jun-09	$(1,954,849)
Euro-Dollar 90 day (Short)	1,511	373,009,238	Sep-09	(6,501,273)
Euro-Dollar 90 day (Short)	1,553	382,756,263	Dec-09	(6,947,612)
Euro-Dollar 90 day (Short)	82	20,186,350	Mar-10	(440,636)
U.S. Treasury Bond 20 yr (Short)	94	12,976,406	Mar-09	(135,274)
U.S. Treasury Note 2 yr (Short)	672	146,538,000	Mar-09	(1,262,020)
U.S. Treasury Note 5 yr (Short)	27	3,214,477	Mar-09	(36,989)
U.S. Treasury Note 10 yr (Short)	259	32,569,250	Mar-09	288,241

Total				$(16,990,412)

WRITTEN OPTIONS OUTSTANDING at 12/31/08 (premiums received $40,670,436) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 5.89% versus the three month USD-LIBOR-BBA maturing on
July 15, 2019.	$139,701,000	Jul-09/5.89	$39,411,049

Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 5.89% versus the three month USD-LIBOR-BBA maturing on
July 15, 2019.	139,701,000	Jul-09/5.89	88,012

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.32% versus the three month USD-LIBOR-BBA maturing on
January 9, 2022.	391,998,000	Jan-12/5.32	76,666,969

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.32% versus the three month USD-LIBOR-BBA maturing on
January 9, 2022.	391,998,000	Jan-12/5.32	5,609,491

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	1,473,000	May-12/5.51	303,438

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	1,473,000	May-12/5.51	20,725

Total			$122,099,684

TBA SALE COMMITMENTS OUTSTANDING at 12/31/08 (proceeds receivable $614,197,227) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

GNMA, 5 1/2s, January 1, 2039	$402,000,000	1/21/09	$414,248,457
FNMA, 4 1/2s, January 1, 2039	9,000,000	1/13/09	9,132,188
FNMA, 5s, January 1, 2039	84,000,000	1/13/09	85,837,500
FNMA, 5 1/2s, January 1, 2039	105,000,000	1/13/09	107,723,438
FNMA, 6s, January 1, 2039	1,000,000	1/13/09	1,030,234
FNMA, 6 1/2s, January 1, 2039	1,000,000	1/13/09	1,039,219

Total			$619,011,036

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/08 (Unaudited)

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$95,668,000	$--	5/23/10	3 month USD-LIBOR-BBA	3.155%	$2,436,653

59,300,000	--	7/18/13	4.14688%	3 month USD-LIBOR-BBA	(5,887,072)

1,000,000	--	7/29/18	3 month USD-LIBOR-BBA	4.75%	202,020

28,857,000	--	8/26/18	3 month USD-LIBOR-BBA	4.54375%	5,344,552

429,688,000	--	9/10/10	3 month USD-LIBOR-BBA	3.22969%	16,366,926

131,167,000	--	9/15/10	3.08%	3 month USD-LIBOR-BBA	(4,636,332)

2,000,000	--	9/19/18	3 month USD-LIBOR-BBA	4.07%	285,664

107,524,000	335,632	10/1/18	3 month USD-LIBOR-BBA	4.30%	16,790,895

129,359,000	729,020	10/14/18	3 month USD-LIBOR-BBA	4.30%	20,129,344

105,890,000	264,407	10/14/38	4.25%	3 month USD-LIBOR-BBA	(31,352,843)

11,438,000	4,317	10/20/18	3 month USD-LIBOR-BBA	4.60%	2,032,642

155,766,000	141,599	10/20/10	3 month USD-LIBOR-BBA	3.00%	3,749,683

5,601,000	--	5/8/28	4.95%	3 month USD-LIBOR-BBA	(1,811,273)

Barclays Bank PLC
1,000,000	--	11/12/10	3 month USD-LIBOR-BBA	2.4225%	15,447

98,085,000	--	12/9/20	3 month USD-LIBOR-BBA	2.91875%	2,293,944

Citibank, N.A.
112,563,000	--	9/16/10	3.175%	3 month USD-LIBOR-BBA	(4,235,355)

320,651,000	--	9/17/13	3 month USD-LIBOR-BBA	3.4975%	23,168,382

19,898,000	(5,730)	11/3/10	2.7%	3 month USD-LIBOR-BBA	(416,581)

122,380,000	--	6/29/18	2.477%	3 month USD-LIBOR-BBA	578,194

Credit Suisse International
16,826,000	--	9/23/10	3 month USD-LIBOR-BBA	3.32%	697,327

1,396,000	--	10/9/10	3 month USD-LIBOR-BBA	2.81%	28,312

240,802,000	168,935	10/31/13	3.80%	3 month USD-LIBOR-BBA	(18,464,056)

4,057,000	3,857	10/31/18	4.35%	3 month USD-LIBOR-BBA	(635,489)

30,000,000	--	12/5/20	3 month USD-LIBOR-BBA	3.01%	990,389

120,900,000	(1,292,232)	12/10/38	2.69%	3 month USD-LIBOR-BBA	677,082

6,000,000	--	12/11/18	3 month USD-LIBOR-BBA	2.9275%	187,645

28,865,000	--	6/30/38	2.71%	3 month USD-LIBOR-BBA	315,964

Deutsche Bank AG
319,758,000	--	9/24/10	3 month USD-LIBOR-BBA	3.395%	13,746,974

23,385,000	--	10/17/18	4.585%	3 month USD-LIBOR-BBA	(4,109,427)

344,828,000	--	11/25/13	3 month USD-LIBOR-BBA	2.95409%	13,440,244

116,414,000	--	12/5/13	2.590625%	3 month USD-LIBOR-BBA	(2,464,492)

66,590,000	--	12/11/18	2.94%	3 month USD-LIBOR-BBA	(2,156,261)

103,397,000	--	12/15/18	3 month USD-LIBOR-BBA	2.80776%	2,151,197

26,861,000	--	12/16/28	3 month USD-LIBOR-BBA	2.845%	96,472

203,691,000	--	12/22/18	3 month USD-LIBOR-BBA	2.29%	(4,988,619)

95,167,000	--	12/30/13	2.15633%	3 month USD-LIBOR-BBA	(134,030)

Goldman Sachs International
232,062,000	--	3/14/13	3 month USD-LIBOR-BBA	3.37125%	14,691,874

1,033,000	--	5/19/18	4.525%	3 month USD-LIBOR-BBA	(173,976)

392,195,000	184,815	10/24/10	3 month USD-LIBOR-BBA	2.60%	7,185,050

76,925,000	(280,292)	11/18/13	3 month USD-LIBOR-BBA	3.45%	4,531,243

550,122,000	(151,310)	11/18/10	3 month USD-LIBOR-BBA	2.35%	8,644,216

36,442,000	--	12/24/18	3 month USD-LIBOR-BBA	2.5%	(262,277)

JPMorgan Chase Bank, N.A.
8,838,000	--	3/5/18	4.325%	3 month USD-LIBOR-BBA	(1,421,834)

23,290,000	--	3/7/18	4.45%	3 month USD-LIBOR-BBA	(3,991,123)

12,985,000	--	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(5,981,582)

522,558,000	--	3/22/10	3 month USD-LIBOR-BBA	2.23%	8,945,612

172,502,000	--	3/26/10	3 month USD-LIBOR-BBA	2.33375%	3,263,103

10,001,000	--	5/7/13	3.9325%	3 month USD-LIBOR-BBA	(809,979)

156,701,000	--	5/16/18	4.53%	3 month USD-LIBOR-BBA	(26,755,243)

159,447,000	--	5/23/10	3 month USD-LIBOR-BBA	3.16%	4,071,484

31,000,000	--	6/13/13	4.47%	3 month USD-LIBOR-BBA	(3,222,264)

24,000,000	--	6/27/18	3 month USD-LIBOR-BBA	4.8305%	4,694,308

81,179,000	--	7/16/10	3 month USD-LIBOR-BBA	3.384%	2,866,126

40,664,000	--	7/22/10	3 month USD-LIBOR-BBA	3.565%	1,640,413

362,476,000	--	7/28/10	3 month USD-LIBOR-BBA	3.5141%	14,744,125

315,948,000	--	8/28/18	5.395%	3 month USD-LIBOR-BBA	(82,656,056)

406,381,000	--	9/15/10	3.11%	3 month USD-LIBOR-BBA	(14,688,458)

94,588,000	--	9/15/18	4.2145%	3 month USD-LIBOR-BBA	(14,659,881)

50,955,000	(184,858)	11/3/38	4.35%	3 month USD-LIBOR-BBA	(16,601,345)

301,535,000	(886,988)	11/4/18	3 month USD-LIBOR-BBA	4.45%	49,424,190

62,361,000	--	11/10/18	3 month USD-LIBOR-BBA	4.83%	12,608,389

31,000,000	--	11/18/18	3 month USD-LIBOR-BBA	4.04%	4,075,953

35,000,000	--	12/3/18	3 month USD-LIBOR-BBA	2.918%	1,073,143

13,000,000	--	12/11/18	3 month USD-LIBOR-BBA	2.941%	422,132

33,865,000	--	12/19/18	5%	3 month USD-LIBOR-BBA	(7,348,604)

Merrill Lynch Capital Services, Inc.
31,407,000	--	9/16/38	4.66%	3 month USD-LIBOR-BBA	(12,427,366)

78,761,000	--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(7,847,453)

50,776,000	--	7/22/10	3 month USD-LIBOR-BBA	3.5375%	2,020,336

UBS AG
49,750,000	1,708,476	11/10/38	4.45%	3 month USD-LIBOR-BBA	(15,421,223)

406,470,000	13,511,750	11/10/28	4.45%	3 month USD-LIBOR-BBA	(89,034,760)

374,919,000	(9,524,312)	11/10/18	3 month USD-LIBOR-BBA	4.45%	53,542,896

568,235,000	--	11/24/10	3 month USD-LIBOR-BBA	2.05%	5,817,425

Total					$(54,607,284)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/08 (Unaudited)

		Upfront		Fixed payments	Total return
Swap counterparty /		premium	Termination	received (paid) by	received by	Unrealized
Notional amount		received (paid)	date	fund per annum	or paid by fund	appreciation

JPMorgan Chase Bank, N.A.
	$286,000,000	(288,725,938)	1/13/09	(3.35%) 5.00%	FNMA 5.00% 30 YR	$4,871,471
					TBA

Total						$4,871,471

NOTES

(a) Percentages indicated are based on net assets of $1,123,431,865.

(b) The aggregate identified cost on a tax basis is $2,638,720,229, resulting in gross unrealized appreciation and depreciation of $178,468,561 and $64,638,899, respectively, or net unrealized appreciation of $113,829,662.

(SEG) These securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at December 31, 2008.

At December 31, 2008, liquid assets totaling $763,196,055 have been designated as collateral for open forward commitments.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) are the current interest rates at December 31, 2008.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at December 31, 2008.

Security valuation Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam Investments, LLC. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Certain securities may be valued on the basis of a price provided by a single source.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of December 31, 2008:

Valuation inputs	Investments in securities	Other financial instruments*

Level 1	$98,951,811	$(16,990,412)

Level 2	2,653,598,080	(135,978,870)

Level 3	--	--

Total	$2,752,549,891	$(152,969,282)

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam U.S. Government Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: February 27, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 27, 2009